UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number 811-07702

Value Line Asset Allocation Fund, Inc.
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, N.Y. 10017
(Address of principal executive offices) (Zip Code)

Registrant’s telephone number, including area code: 212-907-1500

Date of fiscal year end: March 31, 2009

Date of reporting period: September 30, 2008

Item I. Reports to Stockholders.

          A copy of the Semi-Annual Report to Stockholders for the period ended 9/30/08 is included with this Form.

INVESTMENT ADVISER	EULAV Asset Management, LLC (A Wholly-Owned Subsidiary of Value Line, Inc.) 220 East 42nd Street New York, NY 10017-5891	S E M I - A N N U A L R E P O R T
S e p t e m b e r 3 0 , 2 0 0 8

DISTRIBUTOR	Value Line Securities, Inc. 220 East 42nd Street New York, NY 10017-5891
CUSTODIAN BANK	State Street Bank and Trust Co. 225 Franklin Street Boston, MA 02110
SHAREHOLDER	State Street Bank and Trust Co.	Value Line Asset Allocation Fund, Inc.
SERVICING AGENT	c/o BFDS
P.O. Box 219729
Kansas City, MO 64121-9729
INDEPENDENT	PricewaterhouseCoopers LLP
REGISTERED PUBLIC	300 Madison Avenue
ACCOUNTING FIRM	New York, NY10017

LEGAL COUNSEL	Peter D. Lowenstein, Esq.
496 Valley Road
Cos Cob, CT 06807-0272
DIRECTORS	John W. Chandler
Frances T. Newton
Francis C. Oakley
David H. Porter
Paul Craig Roberts
Thomas T. Sarkany
Nancy-Beth Sheerr
OFFICERS	Mitchell E. Appel
President
Howard A. Brecher
Vice President and Secretary
Emily D. Washington
Treasurer

This unaudited report is issued for information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor).

#542159

Value Line Asset Allocation Fund, Inc.

To Our Value Line Asset

To Our Shareholders (unaudited):

The Value Line Asset Allocation Fund had a total return of –7.48% for the six months ending September 30, 2008. That compared with a total return of –10.87% for the Standard & Poor’s 500 stock index and a total return of –3.12% for the Lehman Government/Credit bond index.

Key to the Fund’s long-term success is our disciplined investment strategy. We invest only in stocks showing strong earnings momentum and stock price momentum, relative to other stocks. When that momentum lags, we are quick to sell, replacing the issue with one showing superior momentum. This is truly a portfolio of growth stocks, representing companies that have demonstrated an ability to increase their earnings year after year. The resulting high quality of the portfolio’s holdings helps limit the risk exposure of our shareholders.

Yet another way we reduce risk is through wide diversification. The Fund holds about 250 stocks across many different industries. We invest less than 1/4 of 1% of assets in any new holding. A wide variety of company sizes is represented, too. Large-capitalization stocks make up about 40% of the portfolio; mid-cap, 50%; and small-cap, 10%.

Asset allocation of the Fund is determined by Value Line’s proprietary stock market and bond market models, which are based upon numerous financial and economic variables. Stock allocation during the latest 12-month period was reduced to about 70% of assets by the end of the September 30, 2008 fiscal year; bonds and cash were targeted at about 15% each. By prospectus, the Fund’s bond investments are always of high quality. We have very recently made initial investments in the corporate bond market to take advantage of the increased yields there.

Thank you for investing with us.

Sincerely,

Mitchell Appel, President

November 20, 2008

(1)
The S&P 500 Index consists of 500 stocks which are traded on the New York Stock Exchange, American Stock Exchange and the NASDAQ National Market System and is representative of the broad stock market. This is an unmanaged index and does not Reflect charges, expenses or taxes, so it is not possible to directly invest in this Index.

(2)	The Lehman Brothers Government/Credit Bond Index consists of government, investment-grade and mortgage-backed bonds and is representative of the broad bond market. This is an unmanaged index and does not reflect charges, expenses or taxes, so it is not possible to directly invest in this Index.

Value Line Asset Allocation Fund, Inc.

Allocation Fund Shareholders

Economic Observations (unaudited)

The recession that many feared would evolve this year has almost certainly arrived. We think this downturn will last up to a year, or more.

The current significant reversal in business fortunes is traceable to several events, beginning with the sharp declines in housing construction, home sales, and real estate prices. We also have seen a reduction in credit availability, a series of bank failures, rising foreclosure rates, increasing unemployment, a contraction in retail activity, and a sharp decline in manufacturing. These developments are all consistent with a recession and, most likely, a rather severe one. These problems are not reserved for this country alone, but are now global in nature. As 2008 winds down, it seems almost certain that we are facing a worldwide recession.

The government’s reaction has been to pass one stimulus package and to implement a major rescue program. We now expect other such efforts to be attempted over the next several months in an effort to both shorten the downturn’s duration and reduce its severity.

Meanwhile, inflation, which had earlier moved sharply higher due to dramatic increases in oil, food, and commodity prices, has started to moderate, thanks to equally dramatic declines in energy and commodity prices. Our expectation is that inflation should remain in check for the most part through the early years of the next decade. In fact, there is the possibility that we could see selective bouts of deflation along the way, especially if retail demand falters for any lengthy period of time.

Value Line Asset Allocation Fund, Inc.

FUND EXPENSES (unaudited):

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2008 through September 30, 2008).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

	Beginning account value 4/1/08	Ending account value 9/30/08	Expenses* paid during period 4/1/08 thru 9/30/08
Actual	$1,000.00	$925.16	$5.26
Hypothetical (5% return before expenses)	$1,000.00	$1,019.60	$5.52

*
Expenses are equal to the Fund’s annualized expense ratio of 1.09% multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period. This expense ratio may differ from the expense ratio shown in the Financial Highlights.

Value Line Asset Allocation Fund, Inc.

Portfolio Highlights at September 30, 2008 (unaudited)

Ten Largest Equity Holdings

Issue	Shares	Value	Percentage of Net Assets
XTO Energy, Inc.	29,582	$1,376,154	1.1%
AMETEK, Inc.	22,500	$917,325	0.7%
Intuitive Surgical, Inc.	3,800	$915,724	0.7%
Express Scripts, Inc.	12,400	$915,368	0.7%
Johnson Controls, Inc.	27,000	$818,910	0.7%
Praxair, Inc.	11,400	$817,836	0.7%
C.H. Robinson Worldwide, Inc.	16,000	$815,360	0.7%
Bard (C.R.), Inc.	8,000	$758,960	0.6%
DENTSPLY International, Inc.	20,000	$750,800	0.6%
Range Resources Corp.	17,500	$750,225	0.6%

Asset Allocation – Percentage of Net Assets

Sector Weightings – Percentage of Total Investment Securities

Value Line Asset Allocation Fund, Inc.

Schedule of Investments (unaudited)	September 30, 2008

Shares		Value

COMMON STOCKS (69.2%)

	AEROSPACE/DEFENSE (4.0%)
3,000	Alliant Techsystems, Inc.*	$281,820
12,000	BE Aerospace, Inc.*	189,960
4,700	DRS Technologies, Inc.	360,725
5,300	Esterline Technologies Corp.*	209,827
4,600	General Dynamics Corp.	338,652
4,000	Goodrich Corp.	166,400
3,500	L-3 Communications Holdings, Inc.	344,120
3,000	Lockheed Martin Corp.	329,010
12,750	Moog, Inc. Class A*	546,720
3,500	Northrop Grumman Corp.	211,890
12,200	Orbital Sciences Corp.*	292,434
8,800	Precision Castparts Corp.	693,264
5,000	Raytheon Co.	267,550
7,000	Rockwell Collins, Inc.	336,630
5,400	Teledyne Technologies, Inc.*	308,664
		4,877,666

	APPAREL (1.1%)
12,800	Guess?, Inc.	445,312
9,000	Phillips-Van Heusen Corp.	341,190
4,200	VF Corp.	324,702
6,800	Warnaco Group, Inc. (The)*	307,972
		1,419,176

	AUTO PARTS (1.2%)
8,600	BorgWarner, Inc.	281,822
3,300	Eaton Corp.	185,394
27,000	Johnson Controls, Inc.	818,910
14,000	LKQ Corp.*	237,580
		1,523,706

	BANK (1.1%)
16,800	Banco Bilbao Vizcaya Argentaria, S.A. ADR	271,656
11,000	Bank of Hawaii Corp.	587,950
12,000	Wells Fargo & Co.	450,360
		1,309,966

	BANK – CANADIAN (0.5%)
5,500	Bank of Nova Scotia	253,220
6,800	Royal Bank of Canada	326,536
		579,756

Shares		Value

	BANK – MIDWEST (0.7%)
12,076	Commerce Bancshares, Inc.	$560,326
4,000	Northern Trust Corp.	288,800
		849,126

	BIOTECHNOLOGY (0.5%)
4,000	Techne Corp.*	288,480
3,000	United Therapeutics Corp.*	315,510
		603,990

	BUILDING MATERIALS (0.7%)
6,000	Fluor Corp.	334,200
10,000	Jacobs Engineering Group, Inc.*	543,100
		877,300

	CABLE TV (0.4%)
8,000	Rogers Communications, Inc. Class B	265,920
14,000	Shaw Communications, Inc. Class B	284,620
		550,540

	CHEMICAL – BASIC (0.4%)
5,000	Agrium, Inc.	280,400
7,000	Celanese Corp. Series A	195,370
		475,770

	CHEMICAL – DIVERSIFIED (1.3%)
4,000	Air Products & Chemicals, Inc.	273,960
10,600	Albemarle Corp.	326,904
5,200	FMC Corp.	267,228
5,000	Monsanto Co.	494,900
5,700	Pall Corp.	196,023
		1,559,015

	CHEMICAL – SPECIALTY (2.3%)
10,000	Airgas, Inc.	496,500
6,000	Ecolab, Inc.	291,120
4,400	Lubrizol Corp. (The)	189,816
4,600	Mosaic Co. (The)	312,892
11,400	Praxair, Inc.	817,836
4,000	Sherwin-Williams Co. (The)	228,640
8,400	Sigma-Aldrich Corp.	440,328
		2,777,132

See Notes to Financial Statements.

Value Line Asset Allocation Fund, Inc.

September 30, 2008

Shares		Value

	COMPUTER & PERIPHERALS (0.6%)
10,000	Hewlett-Packard Co.	$462,400
9,800	MICROS Systems, Inc.*	261,268
		723,668

	COMPUTER SOFTWARE & SERVICES (1.3%)
7,300	Accenture Ltd. Class A	277,400
19,000	ANSYS, Inc.*	719,530
8,000	Concur Technologies, Inc.*	306,080
2,500	Equinix, Inc.*	173,650
5,400	Infosys Technologies Ltd. ADR	179,874
		1,656,534

	DIVERSIFIED COMPANIES (3.3%)
6,600	Acuity Brands, Inc.	275,616
22,500	AMETEK, Inc.	917,325
8,200	Barnes Group, Inc.	165,804
5,200	Brink’s Co. (The)	317,304
4,700	Danaher Corp.	326,180
4,400	Honeywell International, Inc.	182,820
8,000	ITT Corp.	444,880
15,600	McDermott International, Inc.*	398,580
3,600	Parker Hannifin Corp.	190,800
3,000	SPX Corp.	231,000
5,000	United Technologies Corp.	300,300
3,500	Valmont Industries, Inc.	289,415
		4,040,024

	DRUG (3.2%)
9,000	Alexion Pharmaceuticals, Inc.*	353,700
4,800	Allergan, Inc.	247,200
7,400	BioMarin Pharmaceutical, Inc.*	196,026
4,800	Celgene Corp.*	303,744
7,000	Covance, Inc.*	618,870
14,600	Gilead Sciences, Inc.*	665,468
7,800	Immucor, Inc.*	249,288
4,800	Novo Nordisk A/S ADR	245,760
8,500	Perrigo Co.	326,910
10,000	Pharmaceutical Product Development, Inc.	413,500

Shares		Value

6,000	Teva Pharmaceutical Industries Ltd. ADR	$274,740
		3,895,206

	E-COMMERCE (0.2%)
4,500	Salesforce.com, Inc.*	217,800

	EDUCATIONAL SERVICES (0.5%)
4,200	ITT Educational Services, Inc.*	339,822
1,600	Strayer Education, Inc.	320,416
		660,238

	ELECTRICAL EQUIPMENT (1.6%)
6,600	Cooper Industries Ltd. Class A	263,670
6,600	Emerson Electric Co.	269,214
10,800	FLIR Systems, Inc.*	414,936
7,200	General Cable Corp.*	256,536
6,400	Thomas & Betts Corp.*	250,048
8,000	Trimble Navigation Ltd.*	206,880
3,200	W.W. Grainger, Inc.	278,304
		1,939,588

	ELECTRICAL UTILITY – CENTRAL (0.4%)
2,700	Entergy Corp.	240,327
5,200	ITC Holdings Corp.	269,204
		509,531

	ELECTRICAL UTILITY – EAST (0.9%)
7,000	Exelon Corp.	438,340
4,500	FirstEnergy Corp.	301,455
5,200	PPL Corp.	192,504
6,000	Public Service Enterprise Group, Inc.	196,740
		1,129,039

	ELECTRONICS (0.9%)
14,000	Amphenol Corp. Class A	561,960
7,400	Harris Corp.	341,880
8,700	MEMC Electronic Materials, Inc.*	245,862
		1,149,702

See Notes to Financial Statements.

Value Line Asset Allocation Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value

	ENTERTAINMENT TECHNOLOGY (0.2%)
6,000	Dolby Laboratories, Inc. Class A*	$211,140

	ENVIRONMENTAL (1.1%)
15,000	Republic Services, Inc.	449,700
8,600	Stericycle, Inc.*	506,626
10,500	Waste Connections, Inc.*	360,150
		1,316,476

	FINANCIAL SERVICES – DIVERSIFIED (2.6%)
4,000	Affiliated Managers Group, Inc.*	331,400
3,300	BlackRock, Inc. Class A	641,850
9,700	Eaton Vance Corp.	341,731
2,600	Franklin Resources, Inc.	229,138
11,000	Leucadia National Corp.	499,840
2,753	Loews Corp.	108,716
6,000	Principal Financial Group, Inc.	260,940
8,700	ProAssurance Corp.*	487,200
6,800	T. Rowe Price Group, Inc.	365,228
		3,266,043

	FOOD PROCESSING (1.4%)
2,600	Bunge Ltd.	164,268
13,300	Flowers Foods, Inc.	390,488
7,200	Hormel Foods Corp.	261,216
7,500	McCormick & Company, Inc.	288,375
2,500	Ralcorp Holdings, Inc.*	168,525
5,400	Wm. Wrigley Jr. Co.	428,760
		1,701,632

	GROCERY (0.2%)
7,700	Ruddick Corp.	249,865

	HOTEL/GAMING (0.9%)
6,000	Bally Technologies, Inc.*	181,680
17,200	Penn National Gaming, Inc.*	457,004
4,500	Vail Resorts, Inc.*	157,275
9,000	WMS Industries, Inc.*	275,130
		1,071,089

Shares		Value

	HOUSEHOLD PRODUCTS (0.7%)
6,400	Church & Dwight Company, Inc.	$397,376
3,000	Energizer Holdings, Inc.*	241,650
8,500	Tupperware Brands Corp.	234,855
		873,881

	HUMAN RESOURCES (0.3%)
7,000	Watson Wyatt Worldwide, Inc. Class A	348,110

	INDUSTRIAL SERVICES (2.0%)
16,000	C.H. Robinson Worldwide, Inc.	815,360
17,100	Corrections Corp. of America*	424,935
10,600	EMCOR Group, Inc.*	278,992
6,500	FTI Consulting, Inc.*	469,560
10,400	Geo Group, Inc. (The)*	210,184
9,000	Quanta Services, Inc.*	243,090
		2,442,121

	INFORMATION SERVICES (1.3%)
5,400	Alliance Data Systems Corp.*	342,252
5,500	Dun & Bradstreet Corp. (The)	518,980
5,800	FactSet Research Systems, Inc.	303,050
4,600	IHS, Inc. Class A*	219,144
15,400	Nuance Communications, Inc.*	187,726
		1,571,152

	INSURANCE – LIFE (0.9%)
6,300	AFLAC, Inc.	370,125
11,000	Manulife Financial Corp.	403,590
5,464	MetLife, Inc.	305,984
678	Reinsurance Group of America, Inc. Class B*	32,151
		1,111,850

See Notes to Financial Statements.

Value Line Asset Allocation Fund, Inc.

September 30, 2008

Shares		Value

	INSURANCE – PROPERTY & CASUALTY (0.9%)
4,500	ACE Ltd.	$243,585
3,900	Arch Capital Group Ltd.*	284,817
5,600	Assurant, Inc.	308,000
7,000	Sun Life Financial, Inc.	247,590
		1,083,992

	INTERNET (0.7%)
3,700	Amazon.com, Inc.*	269,212
9,000	Atheros Communications*	212,220
500	Google, Inc. Class A*	170,715
7,200	VeriSign, Inc.*	187,776
		839,923

	MACHINERY (3.5%)
7,000	Bucyrus International, Inc. Class A	312,760
3,600	Caterpillar, Inc.	214,560
4,000	Cummins, Inc.	174,880
5,900	Curtiss-Wright Corp.	268,155
4,800	Deere & Co.	237,600
3,500	Flowserve Corp.	310,695
9,400	Foster Wheeler Ltd.*	339,434
6,000	Gardner Denver, Inc.*	208,320
11,250	IDEX Corp.	348,975
2,592	John Bean Technologies Corp.*	32,815
5,000	Kaydon Corp.	225,300
7,000	Lennox International, Inc.	232,890
8,600	Robbins & Myers, Inc.	265,998
9,600	Roper Industries, Inc.	546,816
5,000	Snap-on, Inc.	263,300
9,200	Terex Corp.*	280,784
		4,263,282

	MARITIME (0.3%)
9,400	Kirby Corp.*	356,636

	MEDICAL SERVICES (0.9%)
2,600	Fresenius Medical Care AG & Co. KGaA ADR	135,044
3,500	Laboratory Corporation of America Holdings*	243,250
8,000	Pediatrix Medical Group, Inc.*	431,360

Shares		Value

7,300	Psychiatric Solutions, Inc.*	$277,035
		1,086,689

	MEDICAL SUPPLIES (4.7%)
2,000	Alcon, Inc.	323,020
8,000	Bard (C.R.), Inc.	758,960
5,300	Baxter International, Inc.	347,839
5,000	Becton, Dickinson & Co.	401,300
4,500	Charles River Laboratories International, Inc.*	249,885
20,000	DENTSPLY International, Inc.	750,800
5,700	Henry Schein, Inc.*	306,888
7,000	IDEXX Laboratories, Inc.*	383,600
12,000	Illumina, Inc.*	486,360
3,800	Intuitive Surgical, Inc.*	915,724
8,000	Owens & Minor, Inc.	388,000
4,300	Stryker Corp.	267,890
4,300	Varian Medical Systems, Inc.*	245,659
		5,825,925

	METALS & MINING DIVERSIFIED (0.2%)
7,400	Allegheny Technologies, Inc.	218,670

	METALS FABRICATING (0.5%)
8,600	Harsco Corp.	319,834
6,400	Kennametal, Inc.	173,568
4,000	Shaw Group, Inc. (The)*	122,920
		616,322

	NATURAL GAS – DISTRIBUTION (0.5%)
4,400	AGL Resources, Inc.	138,072
10,500	Southern Union Co.	216,825
8,100	UGI Corp.	208,818
		563,715

	NATURAL GAS – DIVERSIFIED (2.1%)
2,300	EOG Resources, Inc.	205,758
6,400	Penn Virginia Corp.	342,016
20,000	Southwestern Energy Co.*	610,800
29,582	XTO Energy, Inc.	1,376,154
		2,534,728

See Notes to Financial Statements.

Value Line Asset Allocation Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value

	OILFIELD SERVICES/ EQUIPMENT (1.1%)
6,400	AZZ, Inc.*	$264,768
5,200	Bristow Group, Inc.*	175,968
3,500	Exterran Holdings, Inc.*	111,860
12,000	FMC Technologies, Inc.*	558,600
7,000	Superior Energy Services, Inc.*	217,980
3,000	Willbros Group, Inc.*	79,500
		1,408,676
	PACKAGING & CONTAINER (0.6%)
7,000	AptarGroup, Inc.	273,770
4,600	Greif, Inc. Class A	301,852
6,600	Owens-Illinois, Inc.*	194,040
		769,662
	PAPER & FOREST PRODUCTS (0.1%)
7,000	Votorantim Celulose e Papel S.A. ADR	107,870

	PETROLEUM – INTEGRATED (0.2%)
3,300	Total S.A. ADR	200,244

	PETROLEUM – PRODUCING (1.0%)
8,000	Quicksilver Resources, Inc.*	157,040
17,500	Range Resources Corp.	750,225
9,500	Tenaris S.A. ADR	354,255
		1,261,520
	PHARMACY SERVICES (1.5%)
7,000	CVS Caremark Corp.	235,620
12,400	Express Scripts, Inc.*	915,368
5,400	Longs Drug Stores Corp.	408,456
7,600	Medco Health Solutions, Inc.*	342,000
		1,901,444
	POWER (0.3%)
10,600	Covanta Holding Corp.*	253,764
10,000	Reliant Energy, Inc.*	73,500
		327,264

Shares		Value

	PRECISION INSTRUMENT (1.2%)
4,300	Mettler Toledo International, Inc.*	$421,400
12,000	Thermo Fisher Scientific, Inc.*	660,000
3,600	Triumph Group, Inc.	164,556
4,400	Waters Corp.*	255,992
		1,501,948

	R.E.I.T. (0.1%)
6,600	LaSalle Hotel Properties	153,912

	RAILROAD (1.4%)
3,300	Burlington Northern Santa Fe Corp.	305,019
6,400	Canadian National Railway Co.	306,112
5,200	Canadian Pacific Railway Ltd.	280,072
11,400	Kansas City Southern*	505,704
5,400	Norfolk Southern Corp.	357,534
		1,754,441

	RECREATION (0.2%)
8,000	Marvel Entertainment, Inc.*	273,120

	RESTAURANT (0.6%)
2,200	Chipotle Mexican Grill, Inc. Class A*	122,078
4,800	McDonald’s Corp.	296,160
9,400	Yum! Brands, Inc.	306,534
		724,772

	RETAIL – AUTOMOTIVE (0.4%)
2,200	AutoZone, Inc.*	271,348
7,000	Copart, Inc.*	266,000
		537,348

	RETAIL – SPECIAL LINES (1.3%)
8,500	Aeropostale, Inc.*	272,935
4,000	Buckle, Inc. (The)	222,160
7,000	Coach, Inc.*	175,280
12,000	GameStop Corp. Class A*	410,520
9,000	TJX Companies, Inc. (The)	274,680
9,000	Urban Outfitters, Inc.*	286,830
		1,642,405

See Notes to Financial Statements.

Value Line Asset Allocation Fund, Inc.

September 30, 2008

Shares		Value

	RETAIL BUILDING SUPPLY (0.2%)
5,500	Fastenal Co.	$271,645

	RETAIL STORE (0.5%)
4,200	Costco Wholesale Corp.	272,706
11,000	Nordstrom, Inc.	317,020
		589,726

	SECURITIES BROKERAGE (0.5%)
1,700	Goldman Sachs Group, Inc. (The)	217,600
1,700	IntercontinentalExchange, Inc.*	137,156
9,450	Raymond James Financial, Inc.	311,661
		666,417

	SHOE (0.5%)
2,500	Deckers Outdoor Corp.*	260,200
5,400	NIKE, Inc. Class B	361,260
		621,460

	TELECOMMUNICATION SERVICES (1.5%)
12,000	American Tower Corp. Class A*	431,640
9,000	Crown Castle International Corp.*	260,730
3,600	Millicom International Cellular S.A.	247,212
5,000	Mobile TeleSystems ADR	280,050
3,000	Telefonica S.A. ADR	214,470
13,000	TW Telecom, Inc.*	135,070
16,000	Vimpel-Communications ADR	324,800
		1,893,972

	TELECOMMUNICATIONS EQUIPMENT (0.7%)
6,600	Anixter International, Inc.*	392,766
7,000	CommScope, Inc.*	242,480
5,900	Comtech Telecommunications Corp.*	290,516
		925,762

Shares		Value

	THRIFT (0.5%)
30,457	Hudson City Bancorp, Inc.	$561,932

	TOBACCO (0.2%)
4,300	British American Tobacco PLC ADR	266,600

	TOILETRIES & COSMETICS (0.5%)
6,500	Avon Products, Inc.	270,205
2,000	Chattem, Inc.*	156,360
9,000	Luxottica Group S.p.A. ADR	206,910
		633,475

	TRUCKING (0.6%)
8,400	Hunt (J.B.) Transport Services, Inc.	280,308
9,400	Landstar System, Inc.	414,164
		694,472

	WIRELESS NETWORKING (0.5%)
3,000	Itron, Inc.*	265,590
12,000	SBA Communications Corp. Class A*	310,440
		576,030

	TOTAL COMMON STOCKS
	(Cost $69,155,200)	85,143,831

Principal Amount		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (14.1%)
$3,000,000	Federal Home Loan Bank, 5.00%, 9/18/09	3,048,126
3,000,000	Federal Home Loan Bank, 3.25%, 3/25/11	2,976,057
1,000,000	Federal Home Loan Mortgage Corp., 4.25%, 7/15/09	1,008,266
2,500,000	Federal Home Loan Mortgage Corp., 5.75%, 1/15/12	2,669,265

See Notes to Financial Statements.

Value Line Asset Allocation Fund, Inc.

Schedule of Investments (unaudited)

Principal Amount		Value

$2,000,000	Federal Home Loan Mortgage Corp., 5.13%, 7/15/12	$2,092,092
1,000,000	Federal Home Loan Mortgage Corp., 4.50%, 1/15/13	1,023,694
767,660	Federal Home Loan Mortgage Corp., Gold PC Pool# J03316, 5.00%, 9/1/21	762,368
1,000,000	Federal National Mortgage Association, 3.00%, 1/14/11	993,809
1,437,800	Federal National Mortgage Association, 5.00%, 11/1/34	1,404,156
1,425,085	Government National Mortgage Association, 5.50%, 1/15/36	1,428,707

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
	(Cost $17,027,835)	17,406,540

CORPORATE BONDS & NOTES (0.8%)

	ELECTRICAL EQUIPMENT (0.8%)
1,000,000	General Electric Capital Corp., 5.20%, 2/1/11	968,480

	TOTAL CORPORATE BONDS & NOTES
	(Cost $983,954)	968,480

	TOTAL INVESTMENT SECURITIES (84.1%)
	(Cost $87,166,989)	103,518,851

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (15.9%)		19,504,833

NET ASSETS (100%)		$123,023,684

NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($123,023,684 ÷ 6,548,917 shares outstanding)		$18.79

* Non-income producing.

ADR–American Depositary Receipt.

See Notes to Financial Statements.

Value Line Asset Allocation Fund, Inc.

Statement of Assets and Liabilities at September 30, 2008 (unaudited)

Assets:
Investment securities, at value (Cost – $87,166,989)	$103,518,851
Cash	20,699,155
Receivable for capital shares sold	204,946
Interest and dividends receivable	165,504
Prepaid expenses	12,040
Total Assets	124,600,496

Liabilities:
Payable for capital shares repurchased	1,111,522
Payable for securities purchased	343,178
Accrued expenses:
Advisory fee	70,132
Service and distribution plan fees	26,974
Directors’ fees and expenses	2,268
Other	22,738
Total Liabilities	1,576,812
Net Assets	$123,023,684

Net assets consist of:
Capital stock, at $0.001 par value (authorized 300,000,000, outstanding 6,548,917 shares)	$6,549
Additional paid-in capital	102,964,638
Undistributed net investment income	602,233
Accumulated net realized gain on investments and foreign currency	3,098,424
Net unrealized appreciation of investments and foreign currency translations	16,351,840
Net Assets	$123,023,684

Net Asset Value, Offering and Redemption Price, per Outstanding Share ($123,023,684 ÷ 6,548,917 shares outstanding)	$18.79

Statement of Operations for the Six Months Ended September 30, 2008 (unaudited)

Investment Income:
Interest	$594,995
Dividends (net of foreign withholding tax of $13,683)	440,055
Total Income	1,035,050

Expenses:
Advisory fee	450,991
Service and distribution plan fees	173,458
Custodian fees	44,391
Auditing and legal fees	23,228
Registration and filing fees	20,513
Transfer agent fees	19,743
Printing and postage	18,750
Directors’ fees and expenses	5,653
Other	4,050
Total Expenses Before Custody Credits	760,777
Less: Custody Credits	(4,247)
Net Expenses	756,530
Net Investment Income	278,520
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Exchange Transactions:
Net Realized Gain	832,122
Change in Net Unrealized Appreciation/(Depreciation)	(11,254,672)
Net Realized Gain and Change in Net Unrealized Appreciation/(Depreciation) on Investments and Foreign Exchange Transactions	(10,422,550)
Net Decrease in Net Assets from Operations	$(10,144,030)

See Notes to Financial Statements.

Value Line Asset Allocation Fund, Inc.

Statement of Changes in Net Assets for the Six Months Ended September 30, 2008 (unaudited) and for the Year Ended March 31, 2008

	Six Months Ended September 30, 2008 (unaudited)	Year Ended March 31, 2008
Operations:
Net investment income	$278,520	$847,456
Net realized gain on investments and foreign currency	832,122	5,780,574
Change in net unrealized appreciation/(depreciation)	(11,254,672)	(4,149,003)
Net increase/(decrease) in net assets from operations	(10,144,030)	2,479,027

Distributions to Shareholders:
Net investment income	—	(1,033,429)
Net realized gain from investment transactions	—	(10,187,862)
Total Distributions	—	(11,221,291)

Capital Share Transactions:
Proceeds from sale of shares	8,560,447	28,044,951
Proceeds from reinvestment of dividends and distributions to shareholders	—	11,000,342
Cost of shares repurchased	(11,298,318)	(24,611,103)
Net increase/(decrease) in net assets from capital share transactions	(2,737,871)	14,434,190

Total Increase/(Decrease) in Net Assets	(12,881,901)	5,691,926

Net Assets:
Beginning of period	135,905,585	130,213,659
End of period	$123,023,684	$135,905,585
Undistributed net investment income, at end of period	$602,233	$323,713

See Notes to Financial Statements.

Value Line Asset Allocation Fund, Inc.

Notes to Financial Statements (unaudited)

1.  Significant Accounting Policies

Value Line Asset Allocation Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which seeks to achieve a high total investment return consistent with reasonable risk by investing primarily in a broad range of common stocks, bonds and money market instruments. The Fund will attempt to achieve its objective by following an asset allocation strategy, based on data derived from computer models for the stock and bond markets, that shifts the assets of the Fund among equity, debt and money market securities as the models indicate and its investment adviser, EULAV Asset Management, LLC (the “Adviser”), deems appropriate. The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) Security Valuation: Securities listed on a securities exchange are valued at the closing sales prices on the date as of which the net asset value is being determined. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost which approximates market value. Short-term instruments with maturities greater than 60 days at the date of purchase are valued at the midpoint between the latest available and representative asked and bid prices, and commencing 60 days prior to maturity such securities are valued at amortized cost. Securities for which market quotations are not readily available or that are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith. In addition, the Fund may use the fair value of a security when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of a security due to factors affecting one or more relevant securities markets or the specific issuer.

(B) Fair Value Measurements: The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective April 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information

Value Line Asset Allocation Fund, Inc.

September 30, 2008

available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

●	Level 1 – quoted prices in active markets for identical investments

●	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. )

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the six months ended September 30, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund utilized the following fair value techniques: multidimensional relational pricing model, option adjusted spread pricing and estimated the price that would have prevailed in a liquid market for an international equity given information available at the time of evaluation.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 - Quoted Prices	$98,955,140	—
Level 2 - Other Significant Observable Inputs	4,563,711	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$103,518,851	—

* Other financial instruments include futures, forwards and swap contracts.

For the period ended 9/30/08, there were no Level 3 investments.

(C) Repurchase Agreements: In connection with transactions in repurchase agreements, the Fund’s custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, it is the Fund’s policy to mark-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(D) Federal Income Taxes: It is the policy of the Fund to qualify as a regulated investment company, by complying with the provisions available to regulated investment companies, as defined in applicable sections of the Internal Revenue Code, and to distribute all of its investment income and capital gains to its shareholders. Therefore, no provision for federal income tax is required.

(E) Security Transactions and Distributions: Security transactions are accounted for on the date the securities are purchased or sold. Interest income is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

Value Line Asset Allocation Fund, Inc.

Notes to Financial Statements (unaudited)

(F) Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Assets and liabilities which are denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. The Fund does not isolate changes in the value of investments caused by foreign exchange rate differences from the changes due to other circumstances.

Income and expenses are translated to U.S. dollars based upon the rates of exchange on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from currency fluctuations realized between the trade and settlement dates on securities transactions, the differences between the U.S. dollar amounts of dividends, interest, and foreign withholding taxes recorded by the Fund, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments, at the end of the fiscal period, resulting from changes in the exchange rates.

The effect of the change in foreign exchange rates on the value of investments is included in realized gain/loss on investments and change in net unrealized appreciation/ depreciation on investments.

(G) Representations and Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

(H) Accounting for Real Estate Investment Trusts: The Fund owns shares of Real Estate Investment Trusts (“REITs”) which report information on the source of their distributions annually. Distributions received from REITs during the year which represent a return of capital are recorded as a reduction of cost and distributions which represent a capital gain dividend are recorded as a realized long-term capital gain on investments.

(I) Foreign Taxes: The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

2. Capital Share Transactions

Transactions in capital stock were as follows:

	Six Months Ended September 30, 2008 (unaudited)	Year Ended March 31, 2008
Shares sold	411,185	1,253,476
Shares issued in reinvestment of dividends and distributions	—	508,804
Shares repurchased	(552,392)	(1,117,757)
Net increase/(decrease)	(141,207)	644,523
Dividends per share from net investment income	$—	$0.1668
Dividends per share from net realized gains	$—	$1.6426

Value Line Asset Allocation Fund, Inc.

September 30, 2008

3. Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term investments, were as follows:

Six Months Ended September 30, 2008 (unaudited)
Purchases:
U.S. Government Agency Obligations	$3,940,350
Other Investment Securities	7,742,076
$11,682,426
Sales:
U.S. Government Agency Obligations	$3,000,000
Other Investment Securities	13,466,045
$16,466,045

4. Income Taxes (unaudited)

At September 30, 2008, information on the tax components of capital is as follows:

Cost of investments for tax purposes	$87,166,989
Gross tax unrealized appreciation	$22,577,477
Gross tax unrealized depreciation	(6,225,615)
Net tax unrealized appreciation on investments	$16,351,862

5. Investment Advisory Fee, Service and Distribution Fees and Transactions With Affiliates

On June 30, 2008, Value Line, Inc. reorganized its investment management division into EULAV Asset Management, LLC (“EULAV”), a newly formed, wholly-owned subsidiary. As part of the reorganization, each advisory agreement was transferred from Value Line, Inc. to EULAV and EULAV replaced Value Line, Inc. as the Fund’s investment adviser. The portfolio managers, who are now employees of EULAV, have not changed as a result of the reorganization.

An advisory fee of $450,991 was paid or payable to Value Line, Inc. or EULAV, the Fund’s investment adviser, for the six months ended September 30, 2008. The fee was computed at an annual rate of 0.65% of 1% of the daily net assets during the period and paid monthly. The Adviser provides research, investment programs, and supervision of the investment portfolio and pays costs of certain administrative services and office space. The Adviser also provides persons, satisfactory to the Fund’s Board of Directors, to act as officers of the Fund and pays their salaries and wages. Direct expenses of the Fund are charged to the Fund while common expenses of the Value Line funds are allocated proportionately based upon the funds’ respective net assets. The Fund bears all other costs and expenses.

The Fund has a Service and Distribution Plan (the “Plan”). The Plan, adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, compensates Value Line Securities, Inc., a subsidiary of Value Line, Inc., (the “Distributor”), for advertising, marketing and distributing the Fund’s shares and for servicing the Fund’s shareholders at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended September 30, 2008, fees amounting to $173,458 were paid or payable to the Distributor under this Plan.

For the six months ended September 30, 2008, the Fund’s expenses were reduced by $4,247 under a custody credit arrangement with the custodian.

Value Line Asset Allocation Fund, Inc.

Notes to Financial Statements (unaudited)

Certain officers, employees and a director of Value Line, Inc. and/or affiliated companies are also officers and a director of the Fund. At September 30, 2008, the Adviser and/or affiliated companies, including the Value Line Profit Sharing and Savings Plan, owned 1,559,496 shares of the Fund representing 23.81% of the outstanding shares. In addition, the officers and director of the Fund as a group owned 1,101 shares, representing less than 1% of the outstanding shares.

6. Other

By letter dated June 15, 2005, the staff of the Northeast Regional Office of the Securities and Exchange Commission (“SEC”) informed Value Line Inc. (“VLI”) that it was conducting an investigation in the matter of Value Line Securities, Inc. (“VLS”). VLI has supplied numerous documents to the SEC in response to its requests and various individuals, including employees and former employees of VLI, directors of the Fund and others, have provided testimony to the SEC. On May 8, 2008, the SEC issued a formal order of private investigation regarding whether VLS’ brokerage charges and related expense reimbursements from the Value Line Funds (“Funds”) during periods prior to 2005 were excessive and whether adequate disclosure was made to the SEC and the boards of directors and shareholders of the Funds. Thereafter, certain officers of VLI, who are former officers of the Funds, asserted their constitutional privilege not to provide testimony. VLI intends to seek to settle this matter with the SEC. Although management of VLI cannot determine the outcome of this matter, it reasonably believes that there are no loss contingencies that should be accrued or disclosed in the Fund’s financial statements and that the resolution of this matter is not likely to have a materially adverse effect on the ability of the Adviser or VLS to perform their respective contracts with the Fund.

Value Line Asset Allocation Fund, Inc.

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

	Six Months Ended
	September 30, 2008		Years Ended March 31,
	(unaudited)		2008	2007	2006	2005	2004
Net asset value, beginning of period	$20.31		$21.54	$22.11	$20.48	$19.05	$14.89
Income from investment operations:
Net investment income	0.04		0.13	0.19	0.11	0.06	0.04
Net gains or (losses) on securities (both realized and unrealized)	(1.56)		0.45	0.77	3.37	1.40	4.16
Total from investment operations	(1.52)		0.58	0.96	3.48	1.46	4.20

Less distributions:
Dividends from net investment income	—		(0.17)	(0.16)	(0.09)	(0.03)	(0.04)
Distributions from net realized gains	—		(1.64)	(1.37)	(1.76)	—	—
Total distributions	—		(1.81)	(1.53)	(1.85)	(0.03)	(0.04)
Net asset value, end of period	$18.79		$20.31	$21.54	$22.11	$20.48	$19.05

Total return	(7.48	)%(2)	2.18%	4.62%	17.61%	7.68%	28.20%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$123,024		$135,906	$130,214	$142,394	$127,853	$149,727
Ratio of expenses to average net assets(1)	1.10	%(3)	1.10%	1.11%	1.14%	1.13%	1.11%
Ratio of net investment income to average net assets	0.40	%(3)	0.61%	0.82%	0.52%	0.28%	0.23%
Portfolio turnover rate	10	%(2)	25%	37%	45%	65%	60%

(1)
Ratio reflects expenses grossed up for custody credit arrangement. The ratio of expenses to average net assets, net of custody credits, would have been 1.09% (annualized) for the six months ended September 30, 2008, 1.09% for the year ended March 31, 2008 and would not have changed for the other periods shown.

(2)	Not annualized.

(3)	Annualized.

See Notes to Financial Statements.

Value Line Asset Allocation Fund, Inc.

Management of the Fund

MANAGEMENT INFORMATION

The business and affairs of the Fund are managed by the Fund’s officers under the direction of the Board of Directors. The following table sets forth information on each Director and Officer of the Fund. Each Director serves as a director or trustee of each of the 14 Value Line Funds. Each Director serves until his or her successor is elected and qualified.

Other
		Length of	Principal Occupation	Directorships
Name, Address, and Age	Position	Time Served	During the Past 5 Years	Held by Director
Interested Director*
Thomas T. Sarkany Age 62	Director	Since 2008	Mutual Fund Marketing Director of Value Line Securities, Inc. (the “Distributor”).	None
Non-Interested Directors
John W. Chandler 116 North Hemlock Lane Williamstown, MA 01267 Age 84	Director	Since 2000	Consultant, Academic Search Consultation Service, Inc. (1994–2004); Trustee Emeritus and Chairman (1993–1994) of the Board of Trustees of Duke University; President Emeritus, Williams College.	None
Frances T. Newton 4921 Buckingham Drive Charlotte, NC 28209 Age 67	Director	Since 1993	Retired; Customer Support Analyst, Duke Power Company until 2007.	None
Francis C. Oakley 54 Scott Hill Road Williamstown, MA 01267 Age 76	Director	Since 1993
Professor of History, Williams College, (1961–2002). Professor Emeritus since 2002; President Emeritus since 1994 and President, (1985–1994); Chairman (1993–1997) and Interim President (2002–2003) of the American Council of Learned Societies. Trustee since 1997 and Chairman of the Board since 2005, National Humanities Center.
None
David H. Porter 5 Birch Run Drive Saratoga Springs, NY 12866 Age 72	Director	Since 2000	Visiting Professor of Classics, Williams College, since 1999; President Emeritus, Skidmore College since 1999 and President, (1987–1998).	None
Paul Craig Roberts 169 Pompano Street Panama City Beach, FL 32413 Age 69	Director	Since 2000	Chairman, Institute for Political Economy.	None

Value Line Asset Allocation Fund, Inc.

Management of the Fund

Other
		Length of	Principal Occupation	Directorships
Name, Address, and Age	Position	Time Served	During the Past 5 Years	Held by Director
Nancy-Beth Sheerr 1409 Beaumont Drive Gladwyne, PA 19035 Age 59	Director	Since 2000	Senior Financial Advisor, Veritable L.P. (Investment adviser) since 2004; Senior Financial Advisor, Hawthorn (2001–2004).	None
Officers
Mitchell E. Appel Age 38	President	Since 2008
President of each of the 14 Value Line Funds since June 2008; Chief Financial Officer of Value Line since April 2008 and from September 2005 to November 2007; Treasurer from June 2005 to September 2005; Chief Financial Officer of XTF Asset Management from November 2007 to April 2008; Chief Financial Officer of Circle Trust Company from 2003 through May 2005; Chief Financial Officer of the Distributor since April 2008.

Howard A. Brecher Age 54	Vice President and Secretary	Since 2008
Vice President and Secretary of each of the 14 Value Line Funds since June 2008; Vice President, Secretary and a Director of Value Line; Vice President of the Distributor and Secretary since June 2008; Vice President, Secretary, Treasurer, General Counsel and a Director of Arnold Bernhard & Co., Inc.

Emily D. Washington Age 29	Treasurer	Since 2008
Treasurer and Chief Financial Officer (Principal Financial and Accounting Officer) of the Value Line Funds Since August 2008; Associate Director of Mutual Fund Accounting at Value Line until August 2008.

*	Mr. Sarkany is an “interested person” as defined in the Investment Company Act of 1940 by virtue of his position with the Distributor.

Unless otherwise indicated, the address for each of the above officers is c/o Value Line Funds, 220 East 42nd Street, New York, NY 10017.

The Fund’s Statement of Additional Information (SAI) includes additional information about the Fund’s Directors and is available, without charge, upon request by calling 1-800-243-2729 or on the Fund’s website, www.vlfunds.com.

Value Line Asset Allocation Fund, Inc.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted these proxies for the 12-month period ended June 30 is available through the Fund’s website at http://www.vlfunds.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-243-2729.

Value Line Asset Allocation Fund, Inc.

The Value Line Family of Funds

1950 — The Value Line Fund seeks long-term growth of capital. Current income is a secondary objective.

1952 — Value Line Income and Growth Fund’s primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 — Value Line Premier Growth Fund seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 — Value Line Larger Companies Fund’s sole investment objective is to realize capital growth.

1979 — The Value Line Cash Fund, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 — Value Line U.S. Government Securities Fund seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 — Value Line Centurion Fund* seeks long-term growth of capital.

1984 — The Value Line Tax Exempt Fund seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 — Value Line Convertible Fund seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 — Value Line Aggressive Income Trust seeks to maximize current income.

1987 — Value Line New York Tax Exempt Trust seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 — Value Line Strategic Asset Management Trust* seeks to achieve a high total investment return consistent with reasonable risk.

1993 — Value Line Emerging Opportunities Fund invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 — Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

*	Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from Value Line Securities, Inc., 220 East 42nd Street, New York, New York 10017-5891 or call 1-800-243-2729, 9am – 5pm CST, Monday – Friday, or visit us at www.vlfunds.com. Read the prospectus carefully before you invest or send money.

Item2. Code of Ethics.

            Not Applicable

Item3. Audit Committee Financial Expert.

            Not Applicable

Item 9. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c)) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 10. Exhibits.

(a)	Not applicable

(b)	(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

(2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	December 5, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	December 5, 2008